Segment reporting (Details)			3 Months Ended
	Jan. 31, 2022 USD ($)	Jan. 31, 2021	Jan. 31, 2022 USD ($) segment	Jan. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)
Disclosure of geographical areas [line items]
Number of operating segments | segment			1
Three months ended January 31, 2022			$ 3,837,970	$ 1,017,240
Non-current assets	$ 69,491,248		$ 69,491,248		$ 53,399,223
Customer B
Disclosure of geographical areas [line items]
Main customers as a percentage of revenue			61.00%	52.00%
Main customers as a percentage of accounts receivable	54.00%	45.00%
Customer A
Disclosure of geographical areas [line items]
Main customers as a percentage of revenue			29.00%	42.00%
Main customers as a percentage of accounts receivable	42.00%	53.00%
Canada
Disclosure of geographical areas [line items]
Three months ended January 31, 2022			$ 1,254,409	$ 950,206
Non-current assets	$ 15,228,349		15,228,349		15,476,877
United States
Disclosure of geographical areas [line items]
Three months ended January 31, 2022			2,583,561	$ 67,034
Non-current assets	$ 54,262,899		$ 54,262,899		$ 37,922,346